Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Excelerate Energy, Inc.
Entity Central Index Key	0001888447
Entity Emerging Growth Company	false
Entity File Number	001-41352
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2878691
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	Level 6
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(832)
Local Phone Number	813-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	EE
Security Exchange Name	NYSE